May 01, 2019
Supplement dated May 1, 2019
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
CTIVP ® - MFS® Blended Research® Core Equity Fund (the Fund)	5/1/2019
On March 19, 2019 the Fund's Board of Trustees approved changes to the Fund's subadviser and principal investment strategies. As a result, effective on or about May 20, 2019 (the Effective Date), Massachusetts Financial Services Company no longer serves as the subadviser to the Fund, and Jacobs Levy Equity Management, Inc. (Jacobs Levy) and T. Rowe Price Associates, Inc. (T. Rowe Price) assume day-to-day management of the Fund's portfolio. Also, on the Effective Date, the Fund’s name is changed to Variable Portfolio - Partners Core Equity Fund. Accordingly, on the Effective Date, all references in the Prospectus to CTIVP® - MFS® Blended Research® Core Equity Fund are hereby deleted and replaced with Variable Portfolio - Partners Core Equity Fund. In addition, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s Prospectus.
The information under the subsection "Principal Investment Strategies” in the "Summary of CTIVP® - MFS® Blended Research® Core Equity Fund" section is hereby superseded and replaced with the following:
Under normal market conditions, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities. Equity securities include, for example, common stock, preferred stock and convertible securities. The Fund may invest in the securities of issuers of any size, including small-, mid- and large-capitalization companies.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in foreign securities directly or indirectly through depositary receipts. The Fund may from time to time emphasize one or more sectors in selecting its investments.
Fundamental analysis and quantitative models are utilized in buying and selling investments for the Fund.
The information under the subsection “Principal Risks” in the “Summary of CTIVP® - MFS® Blended Research® Core Equity Fund" section is hereby revised to remove Growth Securities Risk, Investment Strategy Risk, Real Estate-Related Investment Risk and Value Securities Risk, and to add Multi-Adviser Risk and to replace Sector Risk with the following:
Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund’s net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could adversely affect the Fund's performance.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business within one or more economic sectors. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.
The fourth paragraph under the subsection "Performance Information” in the “Summary of CTIVP® - MFS® Blended Research® Core Equity Fund" section is hereby superseded and replaced with the following:
The Fund’s performance prior to May 2019 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.